General (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 16, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of general and administrative expense [text block] [Abstract]
Number of shares (in Shares)	2,909,091
Tradable warrants shares (in Shares)	3,345,455
Warrants pursuant shares (in Shares)	436,364
Aggregate proceeds amount		$ 14,500
Ordinary shares (in Shares)	2,113,905
Warrants shares (in Shares)	1,149,582
Operating loss		2,300	$ 2,600
Net loss		8,200	$ (4,400)
Accumulated deficit		$ 20,000